Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000249928 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Select Equity Active ETF
Class Name	iShares U.S. Select Equity Active ETF
Trading Symbol	BELT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Select Equity Active ETF (the “Fund”) (formerly known as iShares Long-Term U.S. Equity Active ETF) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Select Equity Active ETF	$42	0.75%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 8,456,695
Holdings Count | Holding	20
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,456,695
Number of Portfolio Holdings	20
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	28.3%
Information Technology	24.4%
Financials	20.2%
Communication Services	10.0%
Consumer Discretionary	8.8%
Health Care	8.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Howmet Aerospace Inc.	10.8%
Microsoft Corp.	10.7%
Amazon.com Inc.	8.8%
Vertiv Holdings Co., Class A	7.5%
Alphabet Inc., Class C	5.2%
Trane Technologies PLC	5.1%
Airbus SE, ADR	4.9%
Intuitive Surgical Inc.	4.9%
Meta Platforms Inc., Class A	4.8%
SPDR S&P 500 ETF Trust	4.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Security	Percent of Total Investments(a)
Howmet Aerospace Inc.	10.8%
Microsoft Corp.	10.7%
Amazon.com Inc.	8.8%
Vertiv Holdings Co., Class A	7.5%
Alphabet Inc., Class C	5.2%
Trane Technologies PLC	5.1%
Airbus SE, ADR	4.9%
Intuitive Surgical Inc.	4.9%
Meta Platforms Inc., Class A	4.8%
SPDR S&P 500 ETF Trust	4.8%
(a)	Excludes money market funds.

C000249930 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Growth Active ETF
Class Name	iShares Large Cap Growth Active ETF
Trading Symbol	BGRO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap Growth Active ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Growth Active ETF	$32	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.55%	[2]
Net Assets	$ 8,920,031
Holdings Count | Holding	39
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,920,031
Number of Portfolio Holdings	39
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	54.6%
Consumer Discretionary	15.2%
Communication Services	10.7%
Financials	7.7%
Health Care	6.0%
Industrials	4.5%
Real Estate	0.9%
Materials	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	14.4%
Microsoft Corp.	9.7%
Amazon.com Inc.	8.8%
Broadcom Inc.	7.2%
Apple Inc.	6.6%
Meta Platforms Inc., Class A	4.9%
Visa Inc., Class A	3.7%
Tesla Inc.	3.5%
Netflix Inc.	2.8%
Eli Lilly & Co.	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	14.4%
Microsoft Corp.	9.7%
Amazon.com Inc.	8.8%
Broadcom Inc.	7.2%
Apple Inc.	6.6%
Meta Platforms Inc., Class A	4.9%
Visa Inc., Class A	3.7%
Tesla Inc.	3.5%
Netflix Inc.	2.8%
Eli Lilly & Co.	2.8%
(a)	Excludes money market funds.

C000251727 [Member]
Shareholder Report [Line Items]
Fund Name	iShares A.I. Innovation and Tech Active ETF
Class Name	iShares A.I. Innovation and Tech Active ETF
Trading Symbol	BAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares A.I. Innovation and Tech Active ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares A.I. Innovation and Tech Active ETF	$37	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.55%	[3]
Net Assets	$ 7,790,671,915
Holdings Count | Holding	44
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,790,671,915
Number of Portfolio Holdings	44
Portfolio Turnover Rate	42%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	76.6%
Communication Services	12.1%
Industrials	6.3%
Consumer Discretionary	1.9%
Health Care	1.8%
Utilities	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	9.8%
Broadcom Inc.	8.4%
Microsoft Corp.	5.4%
Meta Platforms Inc., Class A	4.9%
Snowflake Inc.	4.5%
SoftBank Group Corp.	4.5%
Celestica Inc.	3.6%
Oracle Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Advantest Corp.	2.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	9.8%
Broadcom Inc.	8.4%
Microsoft Corp.	5.4%
Meta Platforms Inc., Class A	4.9%
Snowflake Inc.	4.5%
SoftBank Group Corp.	4.5%
Celestica Inc.	3.6%
Oracle Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Advantest Corp.	2.9%
(a)	Excludes money market funds.

C000251728 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Technology Opportunities Active ETF
Class Name	iShares Technology Opportunities Active ETF
Trading Symbol	TEK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Technology Opportunities Active ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Technology Opportunities Active ETF	$46	0.75%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.75%	[4]
Net Assets	$ 34,365,607
Holdings Count | Holding	56
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$34,365,607
Number of Portfolio Holdings	56
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	76.2%
Communication Services	14.5%
Consumer Discretionary	5.1%
Industrials	2.3%
Financials	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	15.7%
Broadcom Inc.	9.0%
Microsoft Corp.	7.7%
Apple Inc.	5.7%
Meta Platforms Inc., Class A	4.1%
Oracle Corp.	3.7%
Snowflake Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Advantest Corp.	2.9%
SoftBank Group Corp.	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	15.7%
Broadcom Inc.	9.0%
Microsoft Corp.	7.7%
Apple Inc.	5.7%
Meta Platforms Inc., Class A	4.1%
Oracle Corp.	3.7%
Snowflake Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Advantest Corp.	2.9%
SoftBank Group Corp.	2.8%
(a)	Excludes money market funds.

C000260347 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Defense Industrials Active ETF
Class Name	iShares Defense Industrials Active ETF
Trading Symbol	IDEF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Defense Industrials Active ETF (the “Fund”) for the period of May 19, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Defense Industrials Active ETF	$28(a)	0.55%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 28	[5]
Expense Ratio, Percent	0.55%	[6]
Net Assets	$ 43,828,998
Holdings Count | Holding	113
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$43,828,998
Number of Portfolio Holdings	113
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Aerospace & Defense	69.8%
Machinery	15.0%
Software	3.9%
Electronic Equipment, Instruments & Components	2.5%
Industrial Conglomerates	2.0%
Professional Services	1.9%
Oil, Gas & Consumable Fuels	1.7%
Metals & Mining	0.9%
Electric Utilities	0.9%
Commercial Services & Supplies	0.5%
Other*	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
RTX Corp.	5.6%
General Electric Co.	4.6%
Palantir Technologies Inc., Class A	3.8%
Lockheed Martin Corp.	3.7%
Mitsubishi Heavy Industries Ltd.	3.6%
Airbus SE	3.4%
Boeing Co. (The)	2.8%
General Dynamics Corp.	2.7%
Safran SA	2.7%
Northrop Grumman Corp.	2.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
RTX Corp.	5.6%
General Electric Co.	4.6%
Palantir Technologies Inc., Class A	3.8%
Lockheed Martin Corp.	3.7%
Mitsubishi Heavy Industries Ltd.	3.6%
Airbus SE	3.4%
Boeing Co. (The)	2.8%
General Dynamics Corp.	2.7%
Safran SA	2.7%
Northrop Grumman Corp.	2.4%
(a)	Excludes money market funds.

C000261957 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Infrastructure Active ETF
Class Name	iShares Infrastructure Active ETF
Trading Symbol	BILT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Infrastructure Active ETF (the “Fund”) for the period of July 29, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Infrastructure Active ETF	$16(a)	0.60%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 16	[7]
Expense Ratio, Percent	0.60%	[8]
Net Assets	$ 19,565,160
Holdings Count | Holding	87
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$19,565,160
Number of Portfolio Holdings	87
Portfolio Turnover Rate	58%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Electric Utilities	32.6%
Multi-Utilities	16.7%
Transportation Infrastructure	14.6%
Oil, Gas & Consumable Fuels	13.2%
Ground Transportation	12.2%
Specialized REITs	4.6%
Water Utilities	2.7%
Gas Utilities	1.8%
Construction & Engineering	0.7%
Independent Power and Renewable Electricity Producers	0.5%
Capital Markets	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Transurban Group	5.5%
Aena SME SA	5.2%
NextEra Energy Inc.	4.6%
Crown Castle Inc.	4.1%
Union Pacific Corp.	3.8%
Williams Companies Inc. (The)	3.7%
American Electric Power Co. Inc.	3.7%
TC Energy Corp.	3.6%
National Grid PLC	3.3%
Entergy Corp.	3.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Transurban Group	5.5%
Aena SME SA	5.2%
NextEra Energy Inc.	4.6%
Crown Castle Inc.	4.1%
Union Pacific Corp.	3.8%
Williams Companies Inc. (The)	3.7%
American Electric Power Co. Inc.	3.7%
TC Energy Corp.	3.6%
National Grid PLC	3.3%
Entergy Corp.	3.2%
(a)	Excludes money market funds.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[6]	Annualized.
[7]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[8]	Annualized.